                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7356

                   Van Kampen Strategic Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)






PAR
AMOUNT
(000)             DESCRIPTION                                                      COUPON      MATURITY           VALUE

                  MUNICIPAL BONDS    157.1%
                  ALABAMA    4.5%
       $ 6,345    Alabama St Muni Elec Auth Pwr Supply Rev Ser A (MBIA Insd) (g)     5.500     09/01/19             $ 7,224,988
                                                                                                           --------------------

                  CALIFORNIA    20.4%
         5,000    Alameda Corridor Transn Auth CA Conv-Cap Apprec Sub Lien Ser
                  A Rfdg (AMBAC Insd) (a)                                          0/5.400     10/01/24               3,660,700

         3,330    Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn Rfdg (Escrowed to
                  Maturity) (AMBAC Insd)                                             5.000     05/15/13               3,405,358

            30    California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser
                  C (AMT) (GNMA Collateralized)                                      7.800     02/01/28                  30,667

         5,110    California St (AMBAC Insd)                                         5.125     10/01/27               5,403,569
         2,000    California St (MBIA Insd)                                          5.000     02/01/32               2,072,240
         2,000    California St Dept Wtr Res Pwr Supply Rev Ser A (XLCA Insd)        5.375     05/01/17               2,231,260
         5,000    California St Dept Wtr Res Pwr Supply Rev Ser A (MBIA Insd)        5.375     05/01/22               5,511,000
         5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec
                  Rfdg (a)                                                         0/5.800     01/15/20               4,259,900

         2,000    Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Ser A Rfdg
                  (FSA Insd)                                                         5.500     10/01/18               2,309,720

         3,500    Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser
                  A (MBIA Insd)                                                      5.500     11/01/35               3,914,890
                                                                                                           --------------------
                                                                                                                     32,799,304
                                                                                                           --------------------

                  COLORADO    6.0%
         1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser B
                  (Prerefunded @ 08/31/05)                                           7.000     08/31/26               1,058,100

         5,000    Colorado Ed & Cultural Fac Charter Sch Proj (XLCA Insd)            5.500     05/01/36               5,460,750
         1,000    Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj              6.500     09/01/20               1,106,340
         1,850    Colorado Hsg Fin Auth Multi-Family Hsg Insd Mtg Ser A (AMT)        6.800     10/01/37               1,890,940
           140    Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)            7.550     11/01/27                 141,483
                                                                                                           --------------------
                                                                                                                      9,657,613
                                                                                                           --------------------

                  CONNECTICUT    2.0%
         1,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A
                  Private Placement (b)                                              6.400     09/01/11               1,593,450

         1,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A
                  Private Placement (Prerefunded @ 09/01/07) (b)                     6.400     09/01/11               1,644,015
                                                                                                           --------------------
                                                                                                                      3,237,465
                                                                                                           --------------------

                  GEORGIA    8.3%
         4,000    Augusta, GA Wtr & Swr Rev (FSA Insd) (f)                           5.250     10/01/22               4,402,200
         5,000    Augusta, GA Wtr & Swr Rev (FSA Insd)                               5.000     10/01/27               5,244,550
         1,870    Georgia Muni Elec Auth Pwr Rev Ser A (FGIC Insd)                   5.500     01/01/12               2,103,058




         1,425    Georgia Muni Elec Auth Pwr Rev Ser A Rfdg (Escrowed to
                  Maturity) (FGIC Insd)                                              5.500     01/01/12               1,612,530
                                                                                                           --------------------
                                                                                                                     13,362,338
                                                                                                           --------------------

                  ILLINOIS    11.9%
         2,540    Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac
                  Ser A (AMT) (AMBAC Insd)                                           5.375     01/01/32               2,662,123

         1,700    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Proj
                  Ser B Rfdg (AMT) (c) (d)                                           5.200     04/01/11                 297,500

         5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)                            5.500     01/01/38               5,577,050
           950    Chicago, IL Tax Increment Alloc Sub Cent Loop Redev Ser A
                  (ACA Insd)                                                         6.500     12/01/08               1,057,226

         1,635    Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)
                  (Escrowed to Maturity) (g)                                         8.100     12/01/15               2,277,179

         5,000    Cook Cnty, IL Ser A (FGIC Insd)                                    5.500     11/15/31               5,546,150
         2,800    Will Cnty, IL Fst Presv Dist Ser B (FGIC Insd)                         *     12/01/16               1,686,776
                                                                                                           --------------------
                                                                                                                     19,104,004
                                                                                                           --------------------

                  INDIANA    4.8%
         3,065    Allen Cnty, IN War Mem Coliseum Additions Bldg Corp Ser A
                  (AMBAC Insd)                                                       5.750     11/01/25               3,517,792

         3,505    East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC
                  Insd)                                                              6.250     01/05/16               4,140,176
                                                                                                           --------------------
                                                                                                                      7,657,968
                                                                                                           --------------------

                  KANSAS    3.0%
         1,000    Overland Park, KS Dev Corp Rev First Tier Overland Park
                  Ser A                                                              7.375     01/01/32               1,097,560

         3,500    Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg
                  (MBIA Insd)                                                        5.300     06/01/31               3,782,450
                                                                                                           --------------------
                                                                                                                      4,880,010
                                                                                                           --------------------

                  LOUISIANA    9.7%
         7,930    Ernest N Morial New Orleans, LA Exhibit Hall Auth Spl Tax
                  Sr Sub Ser A (AMBAC Insd) (g)                                      5.250     07/15/18               8,834,179

         2,855    Louisiana St Gas & Fuels Tax Rev Ser A (AMBAC Insd)                5.375     06/01/16               3,194,545
         2,000    New Orleans, LA Rfdg (FGIC Insd)                                   5.500     12/01/21               2,366,180
         1,250    Saint Charles Parish, LA Pollutn Ctl Rev LA Pwr & Lt Co Proj
                  (AMT) (FSA Insd)                                                   7.500     06/01/21               1,291,375
                                                                                                           --------------------
                                                                                                                     15,686,279
                                                                                                           --------------------

                  MARYLAND    0.7%
         1,000    Maryland St Econ Dev Corp Univ MD College Pk Proj                  5.625     06/01/35               1,038,570
                                                                                                           --------------------

                  MASSACHUSETTS    6.0%
         2,000    Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)          5.625     01/01/15               2,241,360
         1,705    Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys
                  Ser C (Connie Lee Insd) (g)                                        7.000     07/01/09               1,979,352

         5,000    Massachusetts St Wtr Pollutn Pool Pgm Bds Ser 10                   5.000     08/01/21               5,443,500
                                                                                                           --------------------
                                                                                                                      9,664,212
                                                                                                           --------------------

                  MICHIGAN    2.9%
         4,500    Michigan St Bldg Auth Rev Fac Pgm Ser III Rfdg (FSA Insd)          5.000     10/15/26               4,733,100
                                                                                                           --------------------

                  MISSISSIPPI    3.6%
         2,000    Mississippi Business Fin Corp Sys Energy Res Inc Proj              5.875     04/01/22               2,006,220
         2,560    Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition
                  Ser A2 (AMBAC Insd)                                                5.000     07/01/24               2,813,798






           560    Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)            7.600     06/01/29                 581,622
                  (GNMA Collateralized)
           210    Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
                  (GNMA Collateralized)                                              7.550     12/01/27                 214,063

           167    Mississippi Home Corp Single Family Rev Ser D (AMT) (GNMA
                  Collateralized)                                                    8.100     12/01/24                 169,492
                                                                                                           --------------------
                                                                                                                      5,785,195
                                                                                                           --------------------

                  NEVADA    0.1%
           135    Nevada Hsg Div Single Family Pgm Mezz Ser E (AMT) (FHA/VA Gtd)     6.900     10/01/11                 137,897
                                                                                                           --------------------

                  NEW JERSEY    12.9%
         3,130    Casino Reinvestment Dev Auth (AMBAC Insd)                          5.250     01/01/21               3,518,715
         5,000    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj Cons Rfdg
                  (MBIA Insd)                                                        5.125     10/01/19               5,516,650

           700    New Jersey Econ Dev Auth Rev Cigarette Tax                         5.750     06/15/29                 743,974
         2,000    New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc
                  Proj (AMT)                                                         6.250     09/15/29               1,596,440

         2,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc
                  Proj Ser A (AMT) (FGIC Insd)                                       6.875     11/01/34               2,558,175

         6,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Ser A
                  (AMT) (AMBAC Insd)                                                 5.250     11/01/32               6,847,490
                                                                                                           --------------------
                                                                                                                     20,781,444
                                                                                                           --------------------

                  NEW YORK    16.5%
           970    New York City Indl Dev Agy Civic Fac Rev Touro College Proj
                  Ser A (Acquired 06/29/1999, Cost $970,000) (e)                     6.350     06/01/29                 979,506
             5    New York City Ser C                                                7.250     08/15/24                   5,017
           310    New York City Ser G                                                5.750     02/01/14                 323,810
         1,690    New York City Ser G (Prerefunded @ 02/01/06)                       5.750     02/01/14               1,773,959
         5,000    New York City Ser H (MBIA Insd)                                    5.250     03/15/14               5,567,200
         5,000    New York City Transitional Fin Auth Future Tax Sec Ser B           5.000     08/01/22               5,362,900
         4,000    New York City Transitional Fin Auth Future Tax Sec Ser D
                  (MBIA Insd)                                                        5.250     02/01/20               4,427,400

         7,500    Sales Tax Asset Rec Ser A (MBIA Insd)                              5.000     10/15/22               8,157,750
                                                                                                           --------------------
                                                                                                                     26,597,542
                                                                                                           --------------------

                  NORTH CAROLINA    2.1%
         3,000    Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg              5.500     08/01/19               3,402,150
                                                                                                           --------------------

                  OHIO    8.9%
           385    Akron, OH Ctf Part Akron Muni Baseball Stad Proj                   6.500     12/01/07                 415,080
         1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                     7.500     01/01/30               1,132,570
         1,000    Delaware Cnty, OH Hlthcare Fac Rev Mtg Centrum at Willow
                  Brook (FHA Gtd) (f)                                                6.550     02/01/35               1,032,160

         1,065    Logan Cnty, OH (MBIA Insd)                                         5.250     12/01/17               1,188,583
         2,045    Marion Cnty, OH Hosp Impt Rev Cmnty Hosp Rfdg (g)                  6.000     05/15/05               2,061,012
           530    Miami Cnty, OH Hosp Fac Impt Upper Vly Med Ctr Ser C Rfdg          6.000     05/15/06                 552,127
         1,450    Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT) (GNMA
                  Collateralized)                                                    6.050     09/01/17               1,530,490

         5,000    Ohio St Wtr Dev Auth Wtr Pollutn Ctl Rev Wtr Quality Ln Fd         5.000     06/01/20               5,453,150
           870    Toledo Lucas Cnty, OH Port Auth Northwest OH Bd Fd Ser C (AMT)     6.000     05/15/11                 939,983
                                                                                                           --------------------
                                                                                                                     14,305,155
                                                                                                           --------------------




                  OKLAHOMA    4.5%
         3,905    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                       5.250     07/01/29               4,252,233
         1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                       5.250     07/01/33               1,600,154
         1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)         *     02/01/31                 279,180
         1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)              6.250     11/01/22               1,162,950
                                                                                                           ---------------------
                                                                                                                      7,294,517
                                                                                                           ---------------------

                  PENNSYLVANIA    1.4%
         2,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev PA Hosp
                  Rfdg (Escrowed to Maturity)                                        6.350     07/01/07               2,169,860
                                                                                                           ---------------------

                  SOUTH CAROLINA    3.7%
         2,420    Beaufort Cnty, SC Tax Increment New River Redev Proj Area
                  (MBIA Insd) (g)                                                    5.500     06/01/20               2,745,442

         3,000    Medical Univ SC Hosp Auth Fac FHA Insd Mtg Ser A Rfdg
                  (MBIA Insd)                                                        5.250     08/15/24               3,270,060
                                                                                                           ---------------------
                                                                                                                      6,015,502
                                                                                                           ---------------------

                  TENNESSEE    1.9%
         1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser
                  B Impt & Rfdg                                                      8.000     07/01/33               1,801,380

         1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN
                  States Hlth Ser A Rfdg (MBIA Insd)                                 7.500     07/01/25               1,271,460
                                                                                                           ---------------------
                                                                                                                      3,072,840
                                                                                                           ---------------------

                  TEXAS    9.6%
         1,190    Brazos River Auth TX Pollutn Ctl Rev TXU Elec Co Proj
                  Ser C Rfdg (AMT)                                                   5.750     05/01/36               1,287,402

         3,000    Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg (FSA Insd)             5.375     10/01/19               3,366,300
         1,500    Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser B (AMT)      6.125     07/15/17               1,246,545
         3,720    Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)          5.250     05/15/21               4,118,672
         1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint
                  Energy Proj Rfdg                                                   5.600     03/01/27               1,297,938

         4,000    Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                            5.000     08/15/30               4,120,120
                                                                                                           ---------------------
                                                                                                                     15,436,977
                                                                                                           ---------------------

                  VIRGINIA    1.0%
         1,485    Richmond, VA Indl Dev Auth Govt Fac Rev Bonds (AMBAC Insd) (g)     5.000     07/15/15               1,659,844
                                                                                                           ---------------------

                  WASHINGTON    10.7%
         1,000    Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev
                  Ser B Rfdg (AMT) (MBIA Insd)                                       5.375     01/01/18               1,068,740

         3,465    Seattle, WA Drain & Wastewater Rev Rfdg (FGIC Insd) (g)            5.250     07/01/21               3,824,182
         5,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax
                  (MBIA Insd)                                                        5.250     09/01/33               5,328,700

         2,030    Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser
                  C Rfdg (MBIA Insd)                                                     *     07/01/13               1,458,149

         3,380    Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser
                  C Rfdg (MBIA Insd)                                                     *     07/01/15               2,179,931
         3,000    Washington St Ser B                                                5.500     05/01/18               3,413,340
                                                                                                           --------------------
                                                                                                                     17,273,042
                                                                                                           ---------------------

TOTAL LONG-TERM INVESTMENTS    157.1%
   (Cost $239,341,484)                                                                                              252,977,816



SHORT-TERM INVESTMENTS    0.3%
   (Cost $500,000)                                                                                                500,000
                                                                                                     --------------------

TOTAL INVESTMENTS    157.4%
   (Cost $239,841,484)                                                                                        253,477,816

OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%                                                                   2,623,498

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.0%)                                                 (95,069,617)
                                                                                                     --------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                             $161,031,697
                                                                                                     ====================


               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)            Non-income producing security.

(d)            Issuer has filed for protection in federal bankruptcy court.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.61% of net assets applicable to common shares.

(f) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(g)            The Trust owns 100% of the bond issuance.

ACA         -  American Capital Access
AMBAC       -  AMBAC Indemnity Corp.
AMT         -  Alternative Minimum Tax
Connie Lee  -  Connie Lee Insurance Co.
FGIC        -  Financial Guaranty Insurance Co.
FHA         -  Federal Housing Administration
FHA/VA      -  Federal Housing Administration/Department of Veterans Affairs
FSA         -  Financial Security Assurance Inc.
GNMA        -  Government National Mortgage Association
MBIA        -  Municipal Bond Investors Assurance Corp.
PSF         -  Public School Fund
XLCA        -  XL Capital Assurance Inc.

Future contracts outstanding as of January 31, 2005:


                                                                                                               UNREALIZED
                                                                                        CONTRACTS             APPRECIATION/
                                                                                                              DEPRECIATION
SHORT CONTRACTS:
                  U.S. Treasury Notes 10-Year Futures March 05  (Current
                  Notional Value of $112,266 per contract)                                 114                      $ (155,425)

                  U.S. Treasury Notes 5-Year Futures March 05 (Current
                  Notional Value of $109,250 per contract)                                 536                        (215,705)
                                                                                   ---------------------  --------------------
                                                                                           650                      $ (371,130)
                                                                                   =====================  ====================

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Strategic Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005